ETFMG Prime Cyber Security ETF
Schedule of Investments
December 31, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 98.7%
Finland - 0.1%
Software - 0.1%
F-Secure Oyj	630,253	$2,152,687

Israel - 8.4%
Communications Equipment - 1.0%
Radware, Ltd. (a)	578,835	14,922,366
Software - 7.4% (e)
Check Point Software Technologies, Ltd. (a)(b)	371,394	41,209,878
CyberArk Software, Ltd. (a)(b)	331,542	38,651,167
Tufin Software Technologies, Ltd. (a)(b)(d)	1,702,961	29,955,084
Total Software		109,816,129
Total Israel		124,738,495

Japan - 4.2%
Software - 4.2% (e)
Digital Arts, Inc.	290,666	14,927,213
FFRI, Inc. (a)(b)(d)	274,132	6,854,877
Trend Micro, Inc.	780,737	40,238,619
Total Software		62,020,709

Republic of Korea - 0.7%
Software - 0.7% (e)
Ahnlab, Inc.	188,617	10,683,050

Sweden - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fingerprint Cards AB (a)	9,234,374	18,613,972

United Kingdom - 9.9%
Aerospace & Defense - 2.8%
BAE Systems PLC	1,895,750	14,182,844
QinetiQ Group PLC	2,976,825	14,108,512
Ultra Electronics Holdings PLC	499,909	13,998,564
Total Aerospace & Defense		42,289,920
IT Services - 0.5%
NCC Group PLC	2,308,464	6,895,364
Software - 6.6% (e)
Avast PLC	7,096,826	42,565,539
Mimecast, Ltd. (a)	324,418	14,073,253
Sophos Group PLC	5,648,232	41,747,867
Total Software		98,386,659
Total United Kingdom		147,571,943

United States - 74.2%
Aerospace & Defense - 2.7%
Parsons Corp. (a)	987,708	40,772,586
Communications Equipment - 9.2%
Cisco Systems, Inc.	1,293,414	62,032,135
F5 Networks, Inc. (a)	112,711	15,740,091
Juniper Networks, Inc. (b)	1,760,849	43,369,711
NetScout Systems, Inc. (a)(b)	594,960	14,320,687
Total Communications Equipment		135,462,624

Internet Software & Services - 0.6%
Zix Corp. (a)(b)	1,369,405	9,284,566
IT Services - 14.1%
Akamai Technologies, Inc. (a)(b)	502,383	43,395,844
Booz Allen Hamilton Holding Corp.	226,476	16,109,238
CACI International, Inc. - Class A (a)	171,571	42,891,034
Leidos Holdings, Inc.	166,250	16,274,212
ManTech International Corp. - Class A	180,995	14,457,881
Okta, Inc. (a)(b)	152,208	17,560,237
Science Applications International Corp. (b)	487,625	42,433,128
VeriSign, Inc. (a)	84,051	16,194,947
Total IT Services		209,316,521
Software - 47.6% (e)
A10 Networks, Inc. (a)	1,099,807	7,555,674
Cloudflare, Inc. (a)(b)	2,282,939	38,946,939
CommVault Systems, Inc. (a)	900,468	40,196,892
Crowdstrike Holdings, Inc. (a)(b)	351,206	17,514,643
Everbridge, Inc. (a)(b)	181,366	14,161,057
FireEye, Inc. (a)	2,559,794	42,313,395
ForeScout Technologies, Inc. (a)	412,811	13,540,201
Fortinet, Inc. (a)	405,958	43,340,076
MobileIron, Inc. (a)	2,095,914	10,186,142
NortonLifeLock, Inc.	1,688,970	43,102,514
OneSpan, Inc. (a)	828,663	14,186,711
Palo Alto Networks, Inc. (a)	208,608	48,240,600
Ping Identity Holding Corp. (a)(b)	1,893,347	46,008,332
Proofpoint, Inc. (a)(b)	366,858	42,107,961
Qualys, Inc. (a)(b)	483,074	40,273,879
Rapid7, Inc. (a)(b)	254,031	14,230,817
SailPoint Technologies Holding, Inc. (a)(b)	1,735,547	40,958,909
SecureWorks Corp. - Class A (a)(b)(d)	1,003,183	16,713,029
SolarWinds Corp. (a)(b)	2,291,521	42,507,715
Splunk, Inc. (a)	329,565	49,358,950
Tenable Holdings, Inc. (a)(b)	1,649,425	39,520,223
Varonis Systems, Inc. (a)(b)	188,779	14,670,016
Verint Systems, Inc. (a)(b)	280,378	15,521,726
Zscaler, Inc. (a)(b)	355,940	16,551,210
Total Software		711,707,611
Total United States		1,106,543,908
TOTAL COMMON STOCKS (Cost $1,329,065,941)		1,472,324,764

EXCHANGE TRADED FUNDS - 2.90%
ETFMG Sit Ultra Short ETF	875,000	43,876,875
TOTAL EXCHANGE TRADED FUNDS (Cost $43,826,738)		43,876,875

SHORT-TERM INVESTMENTS - 3.8%
Money Market Funds - 3.8%
Invesco Advisers, Inc. STIT-Treasury Portfolio - Institutional Class 1.49% (c)	56,848,182	56,848,182
TOTALSHORT-TERM INVESTMENTS (Cost $56,848,182)		56,848,182

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 10.8%
Mount Vernon Liquid Assets Portfolio, LLC, 1.80% (c)	160,998,085	160,998,085
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $160,998,085)		160,998,085

Total Investments (Cost $1,590,738,945) - 116.2%		1,734,047,906
Liabilities in Excess of Other Assets - (16.2)%		(241,493,937)
TOTAL NET ASSETS - 100.0%		$1,492,553,969

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is out on loan as of December 31, 2019.
(c)	The rate quoted is the annualized seven-day yield at December 31, 2019.
(d)	Affiliated issuer. An issuer in which the Fund's holdings represent 5% or more of the outstanding voting securities of the issuer is an "affiliated" issuer as defined in the 1940 Act. A schedule of the Fund's investments in securities of affiliated issuers held during the three months ended December 31, 2019, is set forth below:

Issuer Name	Value at October 1, 2019	Purchase	Sales	Net Realized (Losses)	Net Change in Unrealized Appreciation (Depreciation)	Value at December 31, 2019	Dividends	Shares Held at December 31, 2019
ETFMG Sit Ultra Short ETF	$--	$43,826,738	$--	$--	$50,138	$43,876,875	$--	875,000
Secureworks, Corp	$10,121,746	$4,260,434	$(846,784)	$96,760	$3,080,873	$16,713,029	$--	1,003,183
	$10,121,746	$48,087,172	$(846,784)	$96,760	$3,131,011	$60,589,904	$--	1,878,183

(e)	As of December 31, 2019, the Fund had a significant portion of its assets in the Software Industry.